Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Schedule of Revenue from contracts with customers
Revenue from contracts with customers:

	For the Year Ended March 31,
	2026		2025		2024
Sales (1)	Rs.	326,213	Rs.	316,320	Rs.	271,396
Service income		5,217		5,426		5,655
License fees (2)		4,503		3,789		2,113
	Rs.	335,933	Rs.	325,535	Rs.	279,164

(1)
For the year ended March 31, 2026, consequent to resolution of a shelf stock adjustment claim arising from
a
reduction in
the
price of its generic product Lenalidomide in the United States, the Company recorded an amount of Rs.4,530 (U.S.$ 50) as a reduction of “Revenue from sale of goods” in the Company's Global Generics Segment.

(2)
For the year ended March 31, 2025, the license fees includes an amount of Rs.1,266 (U.S.$15) as a milestone payment receivable upon U.S. FDA approval of DFD 29, in accordance with the license and collaboration agreement dated June 29, 2021 with Journey Medical Corporation. This transaction pertains to the Company’s Others segment.

Details of deferred revenue
Deferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2026 and 2025.

	For the Year Ended March 31,
	2026		2025
Balance as of April 1	Rs.	1,583	Rs.	1,567
Revenue recognized during the year		(653)		(1,799)
Milestone payment received during the year		1,766		1,815
Balance as of March 31	Rs.	2,696	Rs.	1,583
Current		260		421
Non-current		2,436		1,162

Details of significant gross to net adjustments relating to Company's North America Generics business
Significant gross to net adjustments relating to Company’s North America Generics business (amounts in U.S.$ millions):

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (2)
	(All amounts in U.S.$)
Beginning Balance: April 1, 2023	247	87	13	35
Current provisions relating to sales during the year *	2,844	322	31	21
Provisions and adjustments relating to sales in prior years	-	-	-	-
Credits and payments**	(2,803)	(307)	(25)	(21)
Ending Balance: March 31, 2024	288	102	19	35

Beginning Balance: April 1, 2024	288	102	19	35
Current provisions relating to sales during the year (1)	2,720	253	23	34
Provisions and adjustments relating to sales in prior years *	-	-	-	-
Credits and payments**	(2,665)	(252)	(29)	(27)
Ending Balance: March 31, 2025	343	103	13	42

Beginning Balance: April 1, 2025	343	103	13	42
Current provisions relating to sales during the year (1)	2,439	226	24	38
Provisions and adjustments relating to sales in prior years *	-	-	-	-
Credits and payments**	(2,506)	(237)	(27)	(33)
Ending Balance: March 31, 2026	276	92	10	47

*
Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.0 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.

(1)
Chargebacks provisions and payments for the year ended March 31, 2025 and March 31, 2026 were each lower as compared to the years ended March 31, 2024 and March 31, 2025, primarily as a result of reduction in the invoice price to wholesalers for few of the Company’s major products. This was offset to some extent due to higher pricing rates per unit on chargebacks, on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.

(2)
The Company’s overall provision for refund liability as of March 31, 2026 relating to the Company’s North America Generics business was U.S.$47, compared to a liability of U.S.$42 as of March 31, 2025. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

Details of refund liabilities
Refund liabilities:

	For the Year Ended March 31,
	2026		2025
Balance at the beginning of the year	Rs.	5,297	Rs.	4,579
Provision made during the year, net of reversals		5,666		4,784
Provision used during the year		(4,816)		(4,129)
Effect of changes in foreign exchange rates		467		63
Balance at the closing of the year	Rs.	6,614	Rs.	5,297
Current	Rs.	6,614	Rs.	5,297
Non-current		-		-

Details of contract liabilities	Contract liabilities:
	As of March 31,
	2026		2025
Advance from customers	Rs.	1,321	Rs.	1,562
	Rs.	1,321	Rs.	1,562